Income Tax - Additional Information (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Valuation allowance of deferred tax assets	$ 1,382,735	$ 296,234
Unrecognized tax benefits	0	0
Accrued interest or penalties on unrecognized tax benefits	0	0
Changes in unrecognized tax benefits	$ 0	$ 0